Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Share Subscription Receivable	Stock Payable	Accumulated Deficit During The Exploration Stage	Total
Beginning Balance, Amount at Sep. 30, 2010	$ 90,480	$ 528,098	$ 0	$ 1,106,410	$ (889,118)	$ 835,870
Beginning Balance, Shares at Sep. 30, 2010	90,480,000
Common stock issued for 595,238 units at $0.84 per unit on October 5, 2010, Shares	595,238
Common stock issued for 595,238 units at $0.84 per unit on October 5, 2010, Amount	595	499,405		(500,000)		0
Common stock issued for 449,438 units at $0.89 per unit on January 25, 2011, Shares	449,438
Common stock issued for 449,438 units at $0.89 per unit on January 25, 2011, Amount	449	399,551				400,000
Common stock issued for 510,204 units at $0.98 per unit on February 23, 2011, Shares	510,204
Common stock issued for 510,204 units at $0.98 per unit on February 23, 2011, Amount	510	499,490				500,000
Common stock issued for stock payable on April 5, 2011, Shares	417,205
Common stock issued for stock payable on April 5, 2011, Amount	417	445,993		(446,410)		0
Common stock issued for services on April 5, 2011 , 250,000 shares vested on October 31, 2010 and 250,000 shares vested on January 31, 2011, Shares	500,000
Common stock issued for services on April 5, 2011 , 250,000 shares vested on October 31, 2010 and 250,000 shares vested on January 31, 2011, Amount	500	584,500		(160,000)		425,000
Common stock to be issued for 2,727,273 units at $0.22 per unit on August 9, 2011				600,000		600,000
Common stock to be issued for services at September 30, 2011				267,500		267,500
Net loss					(1,952,064)	(1,952,064)
Ending Balance, Amount at Sep. 30, 2011	92,951	2,957,037	0	867,500	(2,841,182)	1,076,306
Ending Balance, Shares at Sep. 30, 2011	92,952,085
Common stock issued for stock payable on December 12, 2011, shares	2,727,273
Common stock issued for stock payable on December 12, 2011, amount	2,727	597,273		(600,000)		0
Common stock issued for services on December 12, 2011 , 250,000 shares vested on April 30, 2011, 250,000 shares vested on July 31,2011 and 250,000 shares vested on October 31, 2011, shares	750,000
Common stock issued for services on December 12, 2011 , 250,000 shares vested on April 30, 2011, 250,000 shares vested on July 31, 2011 and 250,000 shares vested on October 31, 2011, amount	750	289,250		(267,500)		22,500
Common stock issued for services on February 1, 2012 , 250,000 shares vested on January 31, 2012, shares	250,000
Common stock issued for services on February 1, 2012 , 250,000 shares vested on January 31, 2012, amount	250	42,250				42,500
Common stock issued for 734,394 units at $0.16 per unit on February 17, 2012, shares	734,394
Common stock issued for 734,394 units at $0.16 per unit on February 17, 2012, amount	734	116,769				117,503
Common stock issued for 1,666,667 units at $0.12 per unit on February 21, 2012, shares	1,666,667
Common stock issued for 1,666,667 units at $0.12 per unit on February 21, 2012, amount	1,667	198,333				200,000
Common stock to be issued for services at March 31, 2012				23,333		23,333
Net loss					(1,141,719)	(1,141,719)
Ending Balance, Amount at Mar. 31, 2012	$ 99,079	$ 4,200,912	$ 0	$ 23,333	$ (3,982,901)	$ 340,423
Ending Balance, Shares at Mar. 31, 2012	99,080,419